Concentrations of Credit Risk and Major Customers (Tables)	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
Schedule of geographic area
Country:	June 30, 2021		December 31, 2020
Singapore	$278,340	60%	$244,646	37%
China (Hongkong)	34,065	8%	271,212	41%
China (Mainland)	148,605	32%	148,747	22%
Total cash and cash equivalents	$461,010	100%	$664,605	100%

Schedule of customers concentration of risk
	For the Six Months Ended December 31,
Customers	2021	2020
A	-	100%